INCOME TAXES (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
INCOME TAXES [Abstract]
Undistributed earning of certain foreign subsidiaries		$ 186
Federal income tax liability on unremitted earnings		50
Realized and recorded excess tax benefits		11	11	10
Open tax year		2011
Net benefit of tax and interest from settlement with Canadian Revenue Agency	7
Accrued interest and penalties related to uncertain tax positions		11	8
Interest and penalties of income tax expense		3	1	(3)
Potential benefits which, if recognized, would affect the effective tax rate on earnings		58	56	56
Potential recognition of unrecognized tax benefits		30
Subject to Expiration [Member]
Tax Credit and Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards		19
Subject to Expiration [Member] | Minimum [Member]
Tax Credit and Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, expiration		Jun. 30, 2016
Subject to Expiration [Member] | Maximum [Member]
Tax Credit and Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, expiration		Jun. 30, 2025
Not Subject to Expiration [Member]
Tax Credit and Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards		4
Foreign Tax Credit Carryforward [Member] | U.S. [Member]
Tax Credit and Operating Loss Carryforwards [Line Items]
Tax credit carryforwards		19
Foreign Tax Credit Carryforward [Member] | Foreign [Member]
Tax Credit and Operating Loss Carryforwards [Line Items]
Tax credit carryforwards		$ 14
Tax credit carryforwards, expiration		Jun. 30, 2016